Intangible Assets And Goodwill (Tables)	12 Months Ended
Jul. 02, 2011
Intangible Assets And Goodwill
Schedule Of Intangible Assets

In millions	Gross	Accumulated Amortization	Net Book Value
2011
Intangible assets subject to amortization
Trademarks	$231	$104	$127
Customer relationships	142	106	36
Computer software	411	313	98
Other contractual agreements	10	5	5
	$794	$528	$266
Trademarks and brand names not subject to amortization			56
Net book value of intangible assets			$322
2010
Intangible assets subject to amortization
Trademarks	$160	$ 81	$ 79
Customer relationships	100	87	13
Computer software	352	258	94
Other contractual agreements	5	4	1
	$617	$430	187
Trademarks and brand names not subject to amortization			54
Net book value of intangible assets			$241

Goodwill By Reportable Segment

In millions	North Ame- rican Retail	North American Food- service	Inter- national Beverage	Inter- national Bakery	Total
Net book value at June 27, 2009
Gross goodwill	$103	$ 729	$322	$ 705	$ 1,859
Accumulated impairment losses	–	(489)	(92)	(524)	(1,105)
Net goodwill	103	240	230	181	754
Foreign exchange/other	–	–	(16)	(19)	(35)
Net book value at July 3, 2010
Gross goodwill	103	729	306	686	1,824
Accumulated impairment losses	–	(489)	(92)	(524)	(1,105)
Net goodwill	103	240	214	162	719
Foreign exchange/other	–	–	38	26	64
Acquisitions	36	–	23	–	59
Held for sale	–	(31)	–	–	(31)
Net book value at July 2, 2011
Gross goodwill	139	698	367	712	1,916
Accumulated impairment losses	–	(489)	(92)	(524)	(1,105)
Net goodwill	$139	$ 209	$275	$ 188	$ 811